Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheets
Treasury stock, shares	49,954,204	31,619,259
Xunlei Limited
Condensed Balance Sheets
Treasury stock, shares	49,954,204	31,619,259